RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Schedule of Reconciliation of Total Deductions (Details) - EBP 610255	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Total deductions per the financial statements	$ 641,245,207
Amounts allocated to withdrawing participants at December 31, 2025	5,288,379
Amounts allocated to withdrawing participants at December 31, 2024	(962,718)
Current year cumulative deemed distributions	189,874
Prior year cumulative deemed distributions	(224,607)
Total expenses per the Form 5500	$ 645,536,135